Shareholders' Equity	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Shareholders' Equity

NOTE 9:-	SHAREHOLDERS’ EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

In May 2016, the Company’s shareholders had approved an increase of the Company’s authorized share capital by NIS 675,000 and as a result the authorized share capital will equal NIS 1,125,000 divided into 37,500,000 Ordinary shares, par value NIS 0.03 each (adjusted to reflect the shares reverse share split effected in September 2016).

In May 2016, the Company’s shareholders approved an investment transaction with the Investor according to which the Investor became a controlling shareholder of the Company and the Company issued 8,510,638 Ordinary shares and Warrants (see Note 1d), in consideration for the aggregate amount of approximately $4,000. Offering costs amounted to $169.

In August 2016, a shareholder of the Company converted the outstanding loan balance in the amount of $102 and accrued interest of $11 into 115,700 Ordinary shares.

In August 2016, the Company held an Extraordinary General Meeting of Shareholders at which it was approved to consolidate the registered (authorized) share capital of the Company as follows: every two (2) Ordinary shares with a nominal (par) value of NIS 0.015 each will be consolidated into one (1) Ordinary share with a nominal (par) value of NIS 0.03 each. All Ordinary shares, options, warrants, convertible loan, conversion options and per share amounts have been adjusted to give retroactive effect to this reverse split for all periods presented.

In August 2017 the Company announced that it has received and accepted purchase offers from several Israeli institutional investors to purchase 4,604,500 ordinary shares for $2.15 per ordinary share, or approximately $9.9 million in the aggregate.

b.	Stock option plans:

In April 2015, the Company’s Board of Directors adopted the “2015 Share Option Plan” (the “Plan”), which authorized the grant of options to purchase up to an aggregate of 1,500,000 Ordinary shares to officers, directors, consultants and key employees of the Company and its subsidiary. Options granted under the Plan expire within a maximum of ten years from adoption of the plan.

In June 2016, the Company granted options to certain employees and officers of the Company, to purchase a total 984,375 Ordinary shares at an exercise price of $0.9 per share. The options will vest as follows: 25% of the options granted to each employee will vest in June 2017; additional 75% shall vest in three equal annual installments of 25% each until June 2020. These options shall be exercisable for 48 months following the date of the vesting. As part of the grant, the Company’s former CEO was granted options to purchase 168,750 Ordinary shares at an exercise price of $0.90 per Ordinary share. The former CEO resigned in November2016.

In November 2016, the Company’s Audit Committee (in its capacity as Compensation Committee) and Board of Directors determined, subject to shareholders approval, to extend until January 2017, the exercise date of the former CEO options by accelerating the vesting of 126,563 Options as of December 31, 2016. Pursuant to the terms of the plan, the former CEO is eligible to exercise such number of the options (or any part thereof) within 90 days of the date of his resignation.

In November 2016, the Company’s Audit Committee (in its capacity as Compensation Committee) and Board of Directors determined, subject to shareholders approval to grant its new appointed CEO additional options as follows (i) options to purchase 68,750

Ordinary shares at an exercise price of $1.16 per Ordinary share that will vest ratably over a period of four (4) years and (ii) options to purchase 150,000 Ordinary shares at an exercise price of $1.16 per Ordinary share that will vest immediately in lieu of 99 vacation days that were accrued and redeemable for his benefit. These options shall be exercisable for 48 months.

On January 15, 2017, the Company’s Shareholders approved the CEO grant and former CEO acceleration.

In December 2016, the Company granted options to purchase 40,000 Ordinary shares at an exercise price of $1.17 per Ordinary share, that will vest immediately in lieu of 36 vacation days that were accrued and redeemable for an employee benefit. These options are exercisable for 48 months.

In February 2017, the Company granted options to a consultant of the Company, to purchase a total 37,500 Ordinary shares at an exercise price of $1.26 per share. The options will vest as follows: 25% of the options granted will vest in February 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021. These options will be exercisable for 48 months following the date of the vesting.

In May 2017, the Company granted options to certain employees and officers of the Company, to purchase a total 100,000 Ordinary shares at an exercise price of $1.14 per share. The options will vest as follows: 25% of the options granted will vest in February 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021. These options will be exercisable for 48 months following the date of the vesting.

A summary of the Company’s activity for options granted to employees and directors under its 2017 incentive option plan is as follows:

	Six months ended June 30, 2017
	Unaudited
	Number of options	Weighted average exercise price	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	986,875	$0.91	$246
Granted	356,250	1.16
Exercised	(126,563)	0.9
Forfeited	(98,438)	0.9

Outstanding at the end of the period	1,118,125	$0.98	$913

Exercisable	439,219	1.03	581

Vested and expected to vest	1,118,125	$0.98	$913

Intrinsic value of exercisable options (the difference between the Company’s closing share price on the last trading day in the period and the exercise price, multiplied by the number of in-the-money options) represents the amount that would have been received by the employees and directors option holders had all option holders exercised their options on June 30, 2017. This amount changes based on the fair market value of the Company’s Ordinary shares.

During the six month periods ended June 30, 2017, the Company recognized stock-based compensation expense related to employees and directors stock options in the amount of $249, as follows:

	Six months ended June 30,	Six months ended June 30,
	2017	2016
	Unaudited	Unaudited

Cost of revenues	40	3
Marketing and selling	2	1
General and administrative	207	1
	249	5

Unamortized compensation expenses related to employees and directors stock options to be recognized over an average time of approximately 3.5 years is approximately $561.

c.	Warrants:

On May 18, 2016, the Company issued to the Investor (see Note 1d), warrants to purchase: (i) 4,255,319 additional Ordinary shares at an exercise price per Ordinary share of $0.47 (resulting in an aggregate exercise price of $2,000), exercisable for a period of 24 months following the date of the Initial Investment and (ii) 3,636,363 Ordinary shares at an exercise price per Ordinary share of $0.55 (resulting in an aggregate exercise price of $2,000), exercisable for a period of 48 months following the date of the Initial Investment.

On May 18, 2016, as part of the investment transaction, the Company issued to a consultant, 510,638 warrants to purchase Ordinary shares at an exercise price per Ordinary share of $0.47, exercisable for a period of 18 months following the date of the Initial Investment.

In August 2016, the Investor exercised warrants to purchase 531,915 Ordinary shares at an exercise price per share of $0.47 in a consideration of $250 paid to the Company and in November 2016 the Investor exercised warrants to purchase an additional 2,127,660 Ordinary shares at an exercise price per share of $0.47 in consideration of $ 1,000 paid to the Company.

In September 2016, the consultant exercised warrants to purchase 106,383 Ordinary shares at an exercise price per share of $0.47, in consideration of $50.

In January 2017, the Investor exercised warrants to purchase an additional 531,915 Ordinary shares at an exercise price per share of $0.47 in consideration of $250.

In April 2017, the consultant exercised warrants to purchase 361,702 Ordinary shares at an exercise price per share of $0.47, in consideration of $170.

The Company’s outstanding warrants as of June 30, 2017, are as follow:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through

May 18, 2016	1,063,829	0.47	May 18, 2018
May 18, 2016	3,636,364	0.55	May 18, 2020
May 18, 2016	42,553	0.47	November 18, 2017

During August and September 2017, subsequent to the balance sheet date, the Investor exercised warrants to purchase an additional 1,063,829 Ordinary shares at an exercise price per share of $0.47 in consideration of $500, and additional 818,182 Ordinary shares at an exercise price per share of $0.55 in consideration of $450.